Long-Term Debt - Additional Information - Long-term debt joint and several liability arrangements (Detail) - Jun. 30, 2015 $ in Millions	USD ($) CreditFacility Debt_Instruments SecurityLoan
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility	2
Amount outstanding in the joint and several liability arrangement	$ 35.0
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan	4
Amount outstanding in the joint and several liability arrangement	$ 89.2
Subsidiary of Common Parent [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | Debt_Instruments	1
Amount outstanding in the joint and several liability arrangement	$ 86.6
Subsidiary of Common Parent [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | Debt_Instruments	1
Amount outstanding in the joint and several liability arrangement	$ 181.2